Share Capital (Details) - Schedule of weighted average assumptions - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 12, 2022
Share Capital (Details) - Schedule of weighted average assumptions [Line Items]
Exercise price (in Dollars per share)	$ 1.1	$ 11.5	$ 6.47	$ 0.14
Risk-free interest rate		0.23%	1.68%
Expected life	5 years	5 years	5 years
Annualized volatility		85.00%	83.00%
Dividend rate	0.00%	0.00%	0.00%
Bottom of range [member]
Share Capital (Details) - Schedule of weighted average assumptions [Line Items]
Risk-free interest rate	2.56%
Annualized volatility	75.00%
Top of range [member]
Share Capital (Details) - Schedule of weighted average assumptions [Line Items]
Risk-free interest rate	3.01%
Annualized volatility	80.00%